PENSIONS - Employer Contributions and Payments (Details) $ in Thousands	Dec. 31, 2019 USD ($)
UK Scheme
Pensions:
Employer contributions	$ 0
Estimated future benefit payments:
2020	410
2021	570
2022	360
2023	370
2024	410
2025 - 2029	2,410
Marine Scheme
Pensions:
Employer contributions	2,900
Estimated future benefit payments:
2020	3,000
2021	3,000
2022	3,000
2023	3,000
2024	3,000
2025 - 2029	$ 12,500